COMMITMENTS AND CONTINGENCIES - Operating lease and purchase commitments (Details) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Operating lease commitments
2019	¥ 2,854
2020	2,863
2021	2,777
2022	2,661
2023	2,548
Thereafter	15,669
Total	29,372
Purchase commitments
Purchase commitments expected to be incurred within one year related to leasehold improvements and installation of equipment for hotel operations	¥ 91